Inventories, net	12 Months Ended
Dec. 31, 2025
Inventories, net
Inventories, net
8.	Inventories, net
Inventories, net consist of the following:

	As of December 31,
	2024	2025
	(RMB in millions)
Products	91,631	98,171
Packing materials and others	1,782	2,044

Inventories	93,413	100,215
Inventory valuation allowance	(4,087)	(4,787)

Inventories, net	89,326	95,428